Cash and Cash Equivalents Disclosure (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Cash and Cash Equivalents [Table Text Block]
	December 31,
	2013	2012
Total cash and cash equivalents	6,681	7,041
Short term investments	1,000	1,036
Total cash and cash equivalents, and short term investments	7,681	8,077